Other Receivables, Deposits and Other Assets	12 Months Ended
Aug. 31, 2023
Other Receivables, Deposits and Other Assets [Abstract]
OTHER RECEIVABLES, DEPOSITS AND OTHER ASSETS
5.	OTHER RECEIVABLES, DEPOSITS AND OTHER ASSETS

Other receivables, deposits and other assets consisted of the following:

	As of August 31,
	2022	2023
	RMB	RMB
Other receivables from third parties	7,334	6,496
Advances to employees	4,396	2,932
Deposits	11,949	17,140
Prepaid tax and deductible value-added tax-in	10,035	9,479
Rental prepayment (a)	28,003	23,392
Prepayment for suppliers	45,661	51,201
Receivables from disposal of property and equipment	-	25,256
Others	7,061	13,740
	114,439	149,636
Less: allowance for other receivables	(1,677)	(957)
	112,762	148,679

(a)	Rental prepayment represents the prepayment of rent related to leases less than 12 months.